PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2021	2020
Cost:

Machinery and manufacturing equipment, net (1)	$325,188	$304,679
Office equipment and furniture	32,362	26,807
Motor vehicles	5,150	4,533
Buildings and leasehold improvements	142,868	139,361
Prepaid expenses related to operating lease (2)	939	939

	506,507	476,319
Accumulated depreciation:

Machinery and manufacturing equipment, net	207,365	185,133
Office equipment and furniture	21,278	18,571
Motor vehicles	3,664	3,362
Buildings and leasehold improvements	52,896	46,226
Prepaid expenses related to operating lease	154	144

	285,357	253,436

Depreciated cost	$221,150	$222,883

(1)	Presented net of investment grants received in the total amount of $8,704.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 14d.